SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Schedule Of Operating Segments

	December 31, 2024			December 31, 2023
	Total non- current assets	Total assets	Total liabilities	Total non- current assets	Total assets	Total liabilities
Gold mines
Côté Gold	$2,887.0	$3,016.0	$227.3	$2,521.5	$2,638.0	$243.2
Essakane	882.2	1,206.2	281.9	764.4	1,100.4	274.2
Westwood complex	788.0	822.2	199.7	357.9	389.5	249.7
Total gold mines	4,557.2	5,044.4	708.9	3,643.8	4,127.9	767.1
Exploration and evaluation and development	74.4	77.7	9.3	37.7	47.4	1.3
Corporate	74.5	252.3	1,255.5	102.7	328.0	1,499.8
Assets held for sale[1]	—	—	—	—	34.6	5.6
Total	$4,706.1	$5,374.4	$1,973.7	$3,784.2	$4,537.9	$2,273.8
1.Includes assets and liabilities held for sale relating to the remaining Bambouk assets (note 7).
Year ended December 31, 2024

	Consolidated statements of earnings (loss) information								Capital expenditures[4]
	Revenues	Cost of sales[1]	Depreciation expense[2]	General and administrative[3]	Exploration	Impairment	Other	Earnings (loss) from operations
Gold mines
Côté Gold[5]	$284.3	$115.0	$56.7	$—	$6.5	$—	$0.5	$105.6	$268.8
Essakane	1,083.2	536.8	162.3	—	—	—	(0.3)	384.4	185.5
Westwood complex	323.0	157.5	53.7	—	—	(455.5)	(11.6)	578.9	66.1
Total gold mines	1,690.5	809.3	272.7	—	6.5	(455.5)	(11.4)	1,068.9	520.4
Exploration and evaluation and development	—	—	—	—	15.2	—	0.7	(15.9)	—
Corporate[6]	(57.5)	—	1.1	48.9	—	—	1.5	(109.0)	1.6
Total	$1,633.0	$809.3	$273.8	$48.9	$21.7	$(455.5)	$(9.2)	$944.0	$522.0
1.Excludes depreciation expense.
2.Depreciation expense excludes depreciation related to corporate office assets, which is included in general and administrative expenses.
3.Includes depreciation expense relating to corporate and exploration and evaluation assets.
4.Includes incurred capital expenditures for property, plant and equipment and exploration and evaluation assets and excludes capitalized borrowing costs and ROU assets. Côté Gold is presented at 70%.
5.Up to the achievement of Commercial Production, revenue and expenses include 60.3% of the Côté Gold UJV balances. 9.7% of the revenue and expenses from the Côté Gold UJV, $18.4 million and $6.6 million respectively, are included in interest income, derivatives and other investment gains (losses) as this was funded by SMM (note 8). Subsequent to November 30, 2024, revenue and expenses include 70% of the Côté Gold UJV balances.
6.Includes impact on revenues of delivering ounces into gold sale prepayment arrangements (note 19) and earnings from royalty interests.

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1.The Côté Gold mine segment includes the financial information of the Côté UJV as well as other financial information for the Côté Gold mine outside of the Côté UJV.
Year ended December 31, 2023

	Consolidated statements of earnings (loss) information								Capital expenditures[4]
	Revenues	Cost of sales[1]	Depreciation expense[2]	General and administrative[3]	Exploration	Impairment	Other	Earnings (loss) from operations
Gold mines
Côté Gold	$—	$—	$—	$0.4	$4.2	$—	$1.0	$(5.6)	$731.6
Essakane	809.6	502.4	183.6	—	—	—	31.6	92.0	136.6
Westwood complex	176.6	144.6	31.3	—	—	—	10.4	(9.7)	65.6
Total operating gold mines	986.2	647.0	214.9	0.4	4.2	—	43.0	76.7	933.8
Exploration and evaluation and development	—	—	—	—	22.1	—	0.2	(22.3)	—
Corporate[5]	0.9	—	1.1	50.4	—	—	4.1	(54.7)	0.4
Total continuing operations	$987.1	$647.0	$216.0	$50.8	$26.3	$—	$47.3	$(0.3)	$934.2
Discontinued operations[6]	47.2	23.8	—	—	0.1	—	1.3	22.0	10.8
Total	$1,034.3	$670.8	$216.0	$50.8	$26.4	$—	$48.6	$21.7	$945.0
1.Excludes depreciation expense.
2.Depreciation expense excludes depreciation related to corporate office assets, which is included in general and administrative expenses.
3.Includes depreciation expense relating to corporate and exploration and evaluation assets.
4.Includes incurred capital expenditures for property, plant and equipment and exploration and evaluation assets and excludes capitalized borrowing costs and ROU assets.
5.Includes earnings from royalty interests.
6.Discontinued operations relating to the Rosebel mine and Saramacca pit in Suriname (note 6).